Biological Assets (Details) - Schedule of Changes in Fair Value in the Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	R$ 40,499	R$ 78,238	R$ 549,764
Grains [Member]
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	20,407	102,596	313,957
Cotton [Member]
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	4,799	(3,631)	7,122
Sugarcane [Member]
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	21,997	(6,903)	227,717
Cattle [Member]
Schedule of Changes in Fair Value in the Statement of Income [Line Items]
Total	R$ (6,704)	R$ (13,824)	R$ 968